Consolidated Statement of Changes in Equity - USD ($) shares in Millions, $ in Millions		Total	Cumulative effect from change in accounting policies, period of adoption adjustment [Member]		Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Total Wells Fargo stockholders' equity [Member]	Preferred stock [Member]	Preferred stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Common stock [Member]	Common stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Retained earnings [Member]	Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]		Retained earnings [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Cumulative other comprehensive income (loss) [Member]	Cumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjustment [Member]		Cumulative other comprehensive income (loss) [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Treasury stock [Member]	Treasury stock [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Unearned ESOP shares [Member]	Unearned ESOP shares [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]	Noncontrolling interests [Member]	Noncontrolling interests [Member] Cumulative effect from change in accounting policies, period of adoption adjusted balance [Member]
Balance, beginning of period at Dec. 31, 2017		$ 208,079					$ 25,358		$ 9,136		$ 60,893		$ 145,263				$ (2,144)				$ (29,892)		$ (1,678)		$ 1,143
Balance, beginning of period (Accounting Standards Update (ASU) 2016-01; ASU 2016-04; and ASU 2014-09 [Member]) at Dec. 31, 2017			$ (24)	[1]	$ 208,055			$ 25,358		$ 9,136		$ 60,893		$ 94	[1]	$ 145,357		$ (118)	[1]	$ (2,262)		$ (29,892)		$ (1,678)		$ 1,143
Beginning balance, shares at Dec. 31, 2017							11.7		4,891.6
Beginning balance, shares (Accounting Standards Update (ASU) 2016-01; ASU 2016-04; and ASU 2014-09 [Member]) at Dec. 31, 2017								11.7		4,891.6
Stockholders' Equity Period Increase (Decrease)
Adoption of accounting standard	[2]	0											400				(400)
Net income		22,876											22,393												483
Other comprehensive income (loss), net of tax		(3,676)				$ (3,674)											(3,674)								(2)
Noncontrolling interests		(717)									7														(724)
Common stock issued		1,676									(76)		(321)								2,073
Common stock, shares issued									41.2
Common stock repurchased		(20,633)									0										(20,633)
Common stock repurchased, shares									(375.5)
Preferred stock redeemed	[3]	(2,150)					$ (1,995)						(155)
Preferred stock redeemed, shares	[3]						(2.2)
Preferred stock issued to ESOP		0					$ 1,100				43												(1,143)
Preferred stock issued to ESOP, shares							1.1
Preferred stock released by ESOP		1,249									(70)												1,319
Preferred stock converted to common shares		0					$ (1,249)				6										1,243
Preferred stock converted to common shares, shares							(1.2)		24.0
Common stock warrants repurchased/exercised		(325)									(325)
Preferred stock issued		0					$ 0				0
Preferred stock, shares issued							0.0
Common stock dividends		(7,889)									66		(7,955)
Preferred stock dividends		(1,556)											(1,556)
Stock incentive compensation expense		1,041									1,041
Net change in deferred compensation and related plans		(885)									(900)										15
Net change		(10,989)					$ (2,144)		$ 0		(208)		12,806				(4,074)				(17,302)		176		(243)
Net change, shares							(2.3)		(310.3)
Balance, end of period at Dec. 31, 2018		197,066					$ 23,214		$ 9,136		60,685		158,163				(6,336)				(47,194)		(1,502)		900
Balance, end of period (Accounting Standards Update 2016-02 and Accounting Standards Update 2017-08 [Member]) at Dec. 31, 2018			(11)	[4]	197,055			$ 23,214		$ 9,136		60,685		(492)	[4]	157,671		$ 481	[4]	(5,855)		(47,194)		(1,502)		900
Ending balance, shares at Dec. 31, 2018							9.4		4,581.3
Ending balance, shares (Accounting Standards Update 2016-02 and Accounting Standards Update 2017-08 [Member]) at Dec. 31, 2018								9.4		4,581.3
Stockholders' Equity Period Increase (Decrease)
Net income		20,041											19,549												492
Other comprehensive income (loss), net of tax		4,544				4,544											4,544								0
Noncontrolling interests		(554)									0														(554)
Common stock issued		2,157									9		(382)								2,530
Common stock, shares issued									48.7
Common stock repurchased		(24,533)									0										(24,533)
Common stock repurchased, shares									(502.4)
Preferred stock redeemed	[5]	(1,550)					$ (1,330)						(220)
Preferred stock redeemed, shares	[5]						(1.6)
Preferred stock issued to ESOP		0					$ 0				0												0
Preferred stock issued to ESOP, shares							0.0
Preferred stock released by ESOP		335									(24)												359
Preferred stock converted to common shares		0					$ (335)				(16)										351
Preferred stock converted to common shares, shares							(0.3)		6.8
Common stock warrants repurchased/exercised		0									0
Preferred stock issued		0					$ 0				0
Preferred stock, shares issued							0.0
Common stock dividends		(8,444)									86		(8,530)
Preferred stock dividends		(1,391)											(1,391)
Stock incentive compensation expense		1,234									1,234
Net change in deferred compensation and related plans		(910)									(925)										15
Net change		(9,071)					$ (1,665)		$ 0		364		9,026				4,544				(21,637)		359		(62)
Net change, shares							(1.9)		(446.9)
Balance, end of period at Dec. 31, 2019		187,984					$ 21,549		$ 9,136		61,049		166,697				(1,311)				(68,831)		(1,143)		838
Balance, end of period (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019			$ 991	[6]	$ 188,975			$ 21,549		$ 9,136		$ 61,049		$ 991	[6]	$ 167,688				$ (1,311)		$ (68,831)		$ (1,143)		$ 838
Ending balance, shares at Dec. 31, 2019							7.5		4,134.4
Ending balance, shares (Accounting Standards Update 2016-13 [Member]) at Dec. 31, 2019								7.5		4,134.4
Stockholders' Equity Period Increase (Decrease)
Net income		3,586											3,301												285
Other comprehensive income (loss), net of tax		1,506				$ 1,505											1,505								1
Noncontrolling interests		(91)																							(91)
Common stock issued		2,719									207		(1,449)								3,961
Common stock, shares issued									75.6
Common stock repurchased		(3,415)																			(3,415)
Common stock repurchased, shares									(75.7)
Preferred stock redeemed	[7]	(3,602)					$ (3,347)				46		(301)
Preferred stock redeemed, shares	[7]						(1.9)
Preferred stock issued to ESOP		0									0												0
Preferred stock released by ESOP		249									(19)												268
Preferred stock converted to common shares		0					$ (249)				(243)										492
Preferred stock converted to common shares, shares							(0.2)		9.7
Common stock warrants repurchased/exercised		0
Preferred stock issued		3,116					$ 3,183				(67)
Preferred stock, shares issued							0.1
Common stock dividends		(5,015)									44		(5,059)
Preferred stock dividends		(1,290)											(1,290)
Stock incentive compensation expense		643									643
Net change in deferred compensation and related plans		(1,461)									(1,463)										2
Net change		(3,055)					$ (413)		$ 0		(852)		(4,798)				1,505				1,040		268		195
Net change, shares							(2.0)		9.6
Balance, end of period at Dec. 31, 2020		$ 185,920					$ 21,136		$ 9,136		$ 60,197		$ 162,890				$ 194				$ (67,791)		$ (875)		$ 1,033
Ending balance, shares at Dec. 31, 2020							5.5		4,144.0

[1]	Effective January 1, 2018, we adopted Accounting Standards Update (ASU) 2016-04 – Liabilities – Extinguishments of Liabilities (Subtopic 405-20): Recognition of Breakage for Certain Prepaid Stored-Value Products, ASU 2016-01 – Financial Instruments – Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities, and ASU 2014-09 – Revenue from Contracts With Customers (Topic 606) and subsequent related Updates.
[2]	Represents the reclassification from other comprehensive income to retained earnings as a result of our adoption of ASU 2018-02 – Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income, in third quarter 2018.
[3]	Represents the impact of the redemption of preferred stock, Series J, in third quarter 2018.
[4]	Effective January 1, 2019, we adopted ASU 2016-02 – Leases (Topic 842) and subsequent related Updates, ASU 2017-08 – Receivables – Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities.
[5]	Represents the impact of the partial redemption of preferred stock, Series K, in third quarter 2019.
[6]	We adopted CECL effective January 1, 2020. For additional information, see Note 1 (Summary of Significant Accounting Policies) for more information.
[7]	Represents the impact of the redemption of the remaining preferred stock, Series K, in first quarter 2020, and Series T and Series V in fourth quarter 2020.